Ordinary Shares (Details) - $ / shares			1 Months Ended	12 Months Ended
	May. 17, 2011	Nov. 22, 2007	May. 31, 2008	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Ordinary shares, conversion features				The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Ordinary Shares [Member]
Class of Stock [Line Items]
Shares, issued		1	319,999,999
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	1,000,000,000
ADS [Member]
Class of Stock [Line Items]
Shares, issued	13,415,125
Shares offered by preferred share shareholders	1,267,500
Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value				$ 0.01	$ 0.01
Ordinary shares, authorized	680,000,000			680,000,000	680,000,000
Ordinary shares, voting rights				Holders of Class A ordinary shares are entitled to one vote per share
Ordinary shares, shares issued and outstanding				253,250,854	260,204,642
Class B ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value				$ 0.01	$ 0.01
Ordinary shares, authorized	320,000,000			320,000,000	320,000,000
Ordinary shares, voting rights				Holders of Class B ordinary shares are entitled to 1.3 votes per share
Ordinary shares, shares issued and outstanding				317,325,360	317,325,360
Class B ordinary shares [Member] | Phoenix TV [Member]
Class of Stock [Line Items]
Conversion among ordinary shares	2,674,640
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares automatically converted to ordinary shares	130,000,000